Summary of Significant Accounting Policies (Details) - Schedule of Statements of Cash Flows	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
RMB to US [Member]
Condensed Income Statements, Captions [Line Items]
Foreign currency exchange rate	US$1=RMB7.0533	US$1=RMB6.5532
JPY to US [Member]
Condensed Income Statements, Captions [Line Items]
Foreign currency exchange rate	US$1=JPY138.9277	US$1=JPY124.6952
HKD to US [Member]
Condensed Income Statements, Captions [Line Items]
Foreign currency exchange rate	US$1=HKD7.8310	US$1=HKD7.8228